Document and Entity Information	Apr. 13, 2020
Cover [Abstract]
Entity Registrant Name	EXXON MOBIL CORP
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000034088
Document Type	8-K
Document Period End Date	Apr. 13, 2020
Entity Incorporation State Country Code	NJ
Entity File Number	1-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	5959 LAS COLINAS BOULEVARD
Entity Address, City or Town	IRVING
Entity Address, Postal Zip Code	75039-2298
City Area Code	(972)
Local Phone Number	940-6000
Security 12b Title	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false